Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended			23 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Madison Aggregate Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%	5.90%
Madison Covered Call ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%			6.95%
Madison Dividend Value ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	12.96%				8.03%
Madison Short-Term Strategic Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%		6.93%
S&P 500 TR
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%			22.01%	20.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	5.54%	5.77%
Cboe S&P 500 BuyWrite Monthly Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.25%			11.09%
Lipper Equity Income Funds Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%				13.53%
Russell 1000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%				13.18%
Bloomberg U.S. 1-5 Year Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.42%		5.89%